SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT [Text Block]

25. SUBSEQUENT EVENT

During April and May 2025, the Company repurchased 134,500 common shares under its Normal Course Issuer Bid (NCIB) program through open market transactions. The shares were acquired at an average price of $0.14 (CAD $0.20) per share, for a total cost of $18,959 (CAD $26,881). The repurchased shares were subsequently cancelled. The NCIB program, as authorized under Form 17A, allows the Company to repurchase up to 6,002,390 common shares, and as of May 31, 2025, 5,867,890 shares remain available for repurchase under the program.